SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Advertising expenses	$ 61,814	$ 1,366	$ 104,266	$ 27,636		$ 27,810
Bad debt allowances for accounts receivable	0		0		$ 0	0	$ 0
Contract liabilities	27,500		27,500		73,648	73,648
Impairment loss of long lived assets			$ 0	0		0	$ 0
Deferred tax assets					541,321	$ 541,321
Valuation of allownace percentage			100.00%			100.00%
Fair value of derivative liability	1,082,106		$ 1,082,106		304,490	$ 304,490
Potential shares issuable upon conversion of convertible notes payable			5,690,422			127,922
Capitalized software	268,916		$ 268,916
Amorization expense of software			0
Unamortized costs of capitalized software	346,804		346,804		0	$ 0
Impairment loss of long lived assets			0	$ 240,000	$ 240,000	$ 240,000
Tinderblog And Reinman Agency [Member]
Product Information [Line Items]
Accounts receivable	$ 0		$ 0
Tinderblog And Reinman Agency [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	70.00%		67.00%
Warrant [Member]
Product Information [Line Items]
Potential shares issuable upon conversion of convertible notes payable			165,077			0